RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transactions With Related Parties For Amount Due To Related Parties) (Details) - Due To Related Parties [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due to related parties	$ 333	$ 11,105	$ 152
Eall [Member]
Related Party Transaction [Line Items]
Due to related parties	0	10,692	0
Others [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 333	$ 413	$ 152